Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment based on:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)	Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(5)	Net Income ($)(6)	Adjusted EBITDA* ($)(7)
2023	2,802,535	3,627,663	1,131,882	1,422,254	114	131	633,000	17,219,000
2022	990,474	(1,989,647)	1,086,222	1,326,797	80	119	(1,703,000)	9,892,000
2021	3,402,145	5,650,895	1,434,534	1,710,618	169	160	(8,705,000)	7,618,000

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The dollar amounts reported in the column reflect the amounts of total compensation reported for Mr. Venkatesan and Mr. Feeney, as applicable, for each corresponding year in the “Total” column of the Summary Compensation Table. Mr. Venkatesan was our principal executive officer for the fiscal year ended June 30, 2023, and Mr. Feeney was our principal executive officer for the fiscal years ended June 30, 2022 and 2021.
Peer Group Issuers, Footnote	The peer group reflects the US Small-Cap Russell 2000® Index, which was used in the Stock Performance Graph included in our Annual Report.
PEO Total Compensation Amount	$ 2,802,535	$ 990,474	$ 3,402,145
PEO Actually Paid Compensation Amount	$ 3,627,663	(1,989,647)	5,650,895
Adjustment To PEO Compensation, Footnote	Amounts are calculated in accordance with Item 402(v) and do not reflect actual amounts of compensation paid to the PEO and other Non-PEO NEOs. See table below for detail of amounts deducted and added to the Summary Compensation Table figure to calculate compensation actually paid.

	2023		2022		2021
	PEO($)	Average of Non-PEO NEOs($)	PEO($)	Average of Non-PEO NEOs($)	PEO($)	Average of Non-PEO NEOs($)
Total Compensation as reported on Summary Compensation Table	2,802,535	1,131,882	990,474	1,086,222	3,402,145	1,434,534
Fair value of stock awards reported in Summary Compensation Table	(1,936,233)	(669,484)	(225,000)	(708,513)	(2,506,250)	(1,073,221)
Fair value of equity compensation granted in current year — value at year-end	1,951,608	676,690	120,691	364,374	—	1,349,305
Change in fair value from end of prior fiscal to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	644,231	94,484	(2,633,750)	502,510	3,833,750	—
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	165,523	188,682	(242,063)	296,817	921,250	—
Fair value as of prior fiscal year-end of awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—	—	—	(214,613)	—	—
Compensation Actually Paid	3,627,663	1,422,254	(1,989,647)	1,326,797	5,650,895	1,710,618

Non-PEO NEO Average Total Compensation Amount	$ 1,131,882	1,086,222	1,434,534
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,422,254	1,326,797	1,710,618
Adjustment to Non-PEO NEO Compensation Footnote	Amounts are calculated in accordance with Item 402(v) and do not reflect actual amounts of compensation paid to the PEO and other Non-PEO NEOs. See table below for detail of amounts deducted and added to the Summary Compensation Table figure to calculate compensation actually paid.

	2023		2022		2021
	PEO($)	Average of Non-PEO NEOs($)	PEO($)	Average of Non-PEO NEOs($)	PEO($)	Average of Non-PEO NEOs($)
Total Compensation as reported on Summary Compensation Table	2,802,535	1,131,882	990,474	1,086,222	3,402,145	1,434,534
Fair value of stock awards reported in Summary Compensation Table	(1,936,233)	(669,484)	(225,000)	(708,513)	(2,506,250)	(1,073,221)
Fair value of equity compensation granted in current year — value at year-end	1,951,608	676,690	120,691	364,374	—	1,349,305
Change in fair value from end of prior fiscal to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	644,231	94,484	(2,633,750)	502,510	3,833,750	—
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	165,523	188,682	(242,063)	296,817	921,250	—
Fair value as of prior fiscal year-end of awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—	—	—	(214,613)	—	—
Compensation Actually Paid	3,627,663	1,422,254	(1,989,647)	1,326,797	5,650,895	1,710,618
	The dollar amounts reported in the column reflect the average amounts of total compensation reported for our non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation Table.
Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid (CAP) vs TSR

■	CAP to CEO	■	Average CAP to NEOs	—	TSR	—	Peer Group TSR

Compensation Actually Paid vs. Net Income	Compensation Actually Paid (CAP) vs Net Income

■	CAP to CEO	■	Average CAP to NEOs	—	Net Income

Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid (CAP) vs Adjusted EBITDA

■	CAP to CEO	■	Average CAP to NEOs	—	Adjusted EBITDA

Total Shareholder Return Vs Peer Group	Total shareholder return assumes that $100 was invested on the measurement date in the Company’s common stock and the peer group as set forth in footnote 5 below. The measurement date is established by the market close on the last trading day before the beginning of the Company’s third preceding fiscal year.
Tabular List, Table	Revenue •Adjusted EBITDA •Monthly recurring revenue
Total Shareholder Return Amount	$ 114	80	169
Peer Group Total Shareholder Return Amount	131	119	160
Net Income (Loss)	$ 633,000	$ (1,703,000)	$ (8,705,000)
Company Selected Measure Amount	17,219,000	9,892,000	7,618,000
PEO Name	Mr. Venkatesan	Mr. Feeney	Mr. Feeney
Additional 402(v) Disclosure	Dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-GAAP Measure Description	The Company has determined that Adjusted EBITDA from continuing operations is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s named executive officers for the most recently completed fiscal year.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Monthly recurring revenue
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,936,233)	$ (225,000)	$ (2,506,250)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,951,608	120,691	0
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	644,231	(2,633,750)	3,833,750
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	165,523	(242,063)	921,250
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(669,484)	(708,513)	(1,073,221)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	676,690	364,374	1,349,305
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	94,484	502,510	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	188,682	296,817	0
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (214,613)	$ 0